ACQUISITIONS - Purchase Price Consideration (Details) - USD ($) $ in Thousands		12 Months Ended
	Aug. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Cash		$ 69,584	$ 371,314
RideNow
Business Acquisition [Line Items]
Cash	$ 400,400
Class B Common Stock	200,958
Acquiree transaction expenses paid by the Company at closing	1,793
Elimination of preexisting payable from RideNow to RumbleOn	1,734
Total purchase price consideration	$ 604,885